Document and Entity Information	Jan. 10, 2019
Prospectus:
Document Type	497
Document Period End Date	Jan. 10, 2019
Registrant Name	VanEck Vectors ETF Trust
Entity Central Index Key	0001137360
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 10, 2019
Document Effective Date	Jan. 10, 2019
Prospectus Date	May 01, 2018